Offerings - Offering: 1	Jul. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered	250,000
Proposed Maximum Offering Price per Unit	35.9
Maximum Aggregate Offering Price	$ 8,975,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,374.07
Offering Note	The Form S-8 registration statement to which this Exhibit 107.1 is attached (the “Registration Statement”) registers 250,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of XPEL Inc., a Nevada corporation (the “Company” or “Registrant”), that may be delivered pursuant to awards under the XPEL, Inc. 2025 Employee Stock Purchase Plan (as amended from time to time, the “Plan”), which shares consist of shares of Common Stock reserved and available for delivery with respect to awards under the Plan and additional shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan.Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover an indeterminate number of additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or anti-dilution provisions of the PlanEstimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices of a share of Common Stock as reported on the Nasdaq Stock Market, LLC on June 30, 2025, which was equal to $35.90 per share.